Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables
Trade payables	$ 11,741	$ 12,156
Accrued salaries, bonuses, vacation pay and related taxes	6,306	4,520
Dividends payable	4,020	4,020
Provision for indirect taxes	2,363	2,333
Accrued professional services	1,501	1,396
VAT payable	16
Indirect taxes payables	136	131
Other payables and advances received	1,659	582
Total	27,742	25,138
Cubic Games Studio Ltd
Trade and other payables
Indirect taxes payables	281	278
Nexters Global Ltd
Trade and other payables
Indirect taxes payables	$ 2,218	$ 2,185